Equity Incentive Plans	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans
8. EQUITY INCENTIVE PLANS
2019 Equity Incentive Plan
The Legacy Tectonic 2019 Equity Incentive Plan (the “2019 Plan”) provides employees, consultants and advisors and non-employee
members of the Board of Directors with the opportunity to receive grants of stock options, stock awards and equity awards. Following the effectiveness of the 2024 Equity Incentive Plan (the “2024 Plan”) as described below, no further grants will be made under the 2019 Plan; however, any outstanding equity awards granted under the 2019 Plan will continue to be governed by the terms of the 2019 Plan.
2024 Equity Incentive Plan
On June 20, 2024, the Company adopted the 2024 Equity Incentive Plan (the “2024 Plan”) which became effective upon completion of the Merger. The 2024 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of awards to employees, consultants, and non-employee
directors of the Company.
The 2024 Plan initially provided for the issuance of up to 1,938,799 shares of common stock (the “Initial Share Reserve”). Subject to any other adjustments as defined in the 2024 Plan, such aggregate number of shares of common stock will automatically increase on January 1st of each year for a period of ten years commencing on January 1, 2025 and ending on (and including) January 1, 2034, in an amount equal to 5% of the total number of shares of common stock issued and outstanding determined as of the day prior to such increase; provided, however that the Board of Directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of common stock. The maximum number of shares of common stock that may be issued under the 2024 Plan pursuant to the exercise of incentive stock options shall not exceed three times the Initial Share Reserve.
2024 Employee Stock Purchase Plan
On June 20, 2024, the Company adopted the 2024 Employee Stock Purchase Plan (the “2024 ESPP”), which became effective upon completion of the Merger. The maximum number of shares of common stock that may be issued under the 2024 ESPP will not exceed 147,343 shares (the “Initial ESPP Share Reserve”), plus the number of shares of common stock that are automatically added on January 1st of each year for a period of up to ten years commencing on January 1, 2025 and ending on (and including) January 1, 2034, in an amount equal to the lesser of (x) 1% of the total number of shares of common stock issued and outstanding determined as of the day prior to such increase and (y) a number of shares equal to three times the Initial ESPP Share Reserve. Notwithstanding the foregoing, the Board of Directors may act prior to the first day of any calendar year to provide that there will be no January 1st increase in the share reserve for such calendar year or that the increase in the share reserve for such calendar year will be a lesser number of shares of common stock than would otherwise occur pursuant to the preceding sentence. No offering periods under the 2024 ESPP had been initiated as of December 31, 2024.

The equity activity below reflects the reverse stock split and retroactive application of the exchange ratio as discussed in Note 1,
Nature of Business
.
Stock Options
The following table summarizes the stock option activity under the 2019 Plan and 2024 Plan during the year ended December 31, 2024 (in thousands except share, contractual term and per share amounts):

	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	1,002,485	$3.11	8.2	$2,276
Options granted	982,980	18.25
Options exercised	(335,894)	2.54		5,585
Options forfeited and expired	(115,210)	8.98

Outstanding as of December 31, 2024	1,534,361	$12.49	8.5	$51,805

Options vested and exercisable as of December 31, 2024	364,472	$2.80	6.6	$15,809

Options vested and expected to vest as of December 31, 2024	1,534,361	$12.49	8.5	$51,805

The following table summarizes the stock option activity for the options that were assumed from AVROBIO upon the Merger closing during the year ended December 31, 2024 (in thousands except share, contractual term and per share amounts):

	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Options assumed from AVROBIO upon Merger closing	365,428	$89.92	—	$—
Options exercised	(52,833)	14.61		1,344
Options forfeited and expired	(220,115)	136.24

Outstanding as of December 31, 2024	92,480	$22.69	1.1	$2,903

Options vested and exercisable as of December 31, 2024	92,480	$22.69	1.1	$2,903

Options vested and expected to vest as of December 31, 2024	92,480	$22.69	1.1	$2,903

During the years ended December 31, 2024 and 2023, the Company granted options with a weighted-average grant-date fair value of $14.90 and $4.04 per share, respectively. The fair value of options that vested during the years ended December 31, 2024 and 2023 was $1.6 million and $1.1 million, respectively. As of December 31, 2024, the total unrecognized stock-based compensation expense for stock options was $13.3 million, which is expected to be recognized over a weighted-average period of 3.3 years.

The table below discloses assumptions for the fair value of options granted:

	Year Ended December 31,
	2024	2023
Fair value per share of underlying common stock	$16.09 - $51.28	$2.50 - $4.21
Expected term (in years)	6.00 - 6.25	5.81 - 6.04
Expected volatility	100.0% - 104.0%	93.4% - 111.2%
Risk-free interest rate	4.10% - 4.26%	3.64% - 4.90%
Expected dividend yield	0%	0%
Restricted Stock Units
Restricted stock units (RSUs) are granted to certain employees. The value of an RSU award is based on the Company’s stock price on the date of the grant. The shares underlying the RSUs are not issued until the RSUs vest. Activity with respect to the Company’s restricted stock units during the year ended December 31, 2024 was as follows (in thousands, except share, contractual term, and per share data):

	Outstanding RSUs
	Number of Shares Underlying Outstanding Units	Weighted- Average Grant Date Fair Value per Unit	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	—	$—	—	$—
Restricted stock units granted	26,337	44.62		—
Restricted stock units forfeited	(725)	34.51		—

Outstanding as of December 31, 2024	25,612	$44.90	1.9	$1,183

Unvested and expected to vest as of December 31, 2024	25,612	$44.90	1.9	$1,183

As of December 31, 2024, the total unrecognized stock-based compensation expense for RSUs was $1.1 million, which is expected to be recognized over a weighted average period of 3.2 years.
Restricted Common Stock
Legacy Tectonic granted restricted common stock to founders, employees and consultants. The purchase price of the restricted common stock is the estimated fair value on the grant date and the restricted stock is subject to various vesting schedules. Unvested restricted common stock is subject to repurchase rights held by the Company at the original issuance price in the event the restricted common stockholders’ service to the Company is terminated either voluntarily or involuntarily.
The following table summarizes restricted common stock activity during the year ended December 31, 2024:

Number of Shares
Unvested restricted stock awards as of January 1, 2024	18,968
Early exercise of options	6,859
Vested	(25,827)

Unvested restricted stock awards as of December 31, 2024	—

The weighted-average grant date fair value and the weighted average value of the vested restricted common stock for the years ended December 31, 2024 and 2023 were immaterial.
Stock-Based Compensation Expense
The following table is a summary of stock-based compensation expense by function recognized (in thousands):

	Year Ended December 31,
	2024	2023
General and administrative	$2,309	$705
Research and development	1,182	416

Total stock-based compensation	$3,491	$1,121

Modification of Certain Stock Options
In July 2024, the Company entered into a separation agreement with the Company’s Chief Operating Officer (the “Former Executive”). As part of the termination of employment, the Former Executive will serve as an advisor to the Company through March 31, 2025 (“Consulting Period”) on an as needed basis. Pursuant to the separation agreement, certain modifications to the Former Executive’s vested and non-vested
stock option awards were executed including continued vesting of options during the Consulting Period and the extension of the post-termination exercise period of certain stock option awards. The services performed during the Consulting Period do not qualify as substantive services under ASC 718,
Compensation—Stock Compensation
; therefore, the continued vesting of these awards represents a modification to the original award. During the year ended December 31, 2024, the Company recorded stock compensation expense of $0.4 million for the modification of the stock options of the Former Executive. This amount is included in general and administrative expenses on the consolidated statement of operations and comprehensive loss.